Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Trust For Professional Managers
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 10, 2017
Marketfield Fund | Marketfield Fund - Class A
Prospectus:
Trading Symbol	MFADX
Marketfield Fund | Marketfield Fund - Class C
Prospectus:
Trading Symbol	MFCDX
Marketfield Fund | Marketfield Fund - Class I
Prospectus:
Trading Symbol	MFLDX
Marketfield Fund | Marketfield Fund - Class R6
Prospectus:
Trading Symbol	MFRIX